Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	15
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 30, 2012
Closing Date:		July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$106,336,533.83	0.2726578	$69,228,745.32	0.1775096	$37,107,788.51
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000	$-
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$827,566,533.83	0.5698591	$790,458,745.32	0.5443069	$37,107,788.51

Weighted Avg. Coupon (WAC)	4.51%		4.53%
Weighted Avg. Remaining Maturity (WARM)	41.36		40.55
Pool Receivables Balance	$875,288,915.78		$835,801,773.72
Remaining Number of Receivables	66,811		65,445

Adjusted Pool Balance	$862,048,472.74		$823,394,526.38

III. COLLECTIONS

Principal:
Principal Collections	$38,245,646.83
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$866,341.51
Total Principal Collections	$39,111,988.34

Interest:
Interest Collections	$3,271,185.57
Late Fees & Other Charges	$75,535.58
Interest on Repurchase Principal	$-
Total Interest Collections	$3,346,721.15

Collection Account Interest	$1,731.67
Reserve Account Interest	$350.62
Servicer Advances	$-

Total Collections	$42,460,791.78

1 of 3

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	15
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$42,460,791.78
Reserve Account Release					$-
Total Available for Distribution					$42,460,791.78
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$729,407.43		$729,407.43	$729,407.43
Collection Account Interest					$1,731.67
Late Fees & Other Charges					$75,535.58
Total due to Servicer					$806,674.68

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$47,851.44		$47,851.44
Class A-3 Notes		$242,316.67		$242,316.67
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$412,977.61		$412,977.61	$412,977.61

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$41,139,830.91

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$37,107,788.51

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$37,107,788.51
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$37,107,788.51		$37,107,788.51
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$37,107,788.51		$37,107,788.51

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					4,032,042.40

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$13,240,443.04
Beginning Period Amount	$13,240,443.04
Current Period Amortization	$833,195.70
Ending Period Required Amount	$12,407,247.34
Ending Period Amount	$12,407,247.34
Next Distribution Date Amount	$11,606,722.49

2 of 3

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	15
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$34,481,938.91	$32,935,781.06	$32,935,781.06
Overcollateralization as a % of Original Adjusted Pool		2.31%	2.20%	2.20%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.59%	64,521	98.04%	$819,398,513.40
30 - 60 Days	1.12%	732	1.56%	$12,998,546.52
61 - 90 Days	0.24%	159	0.34%	$2,829,040.47
91 + Days	0.05%	33	0.07%	$575,673.33
		65,445		$835,801,773.72
Total
Delinquent Receivables 61 + days past due	0.29%	192	0.41%	$3,404,713.80
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.28%	189	0.38%	$3,363,951.76
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	186	0.37%	$3,429,422.88
Three-Month Average Delinquency Ratio	0.28%		0.39%

Repossession in Current Period		45		$753,020.04
Repossession Inventory		88		$495,168.24

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,241,495.23
Recoveries				$(866,341.51)
Net Charge-offs for Current Period				$375,153.72

Beginning Pool Balance for Current Period				$875,288,915.78

Net Loss Ratio				0.51%
Net Loss Ratio for 1st Preceding Collection Period				0.98%
Net Loss Ratio for 2nd Preceding Collection Period				0.86%
Three-Month Average Net Loss Ratio for Current Period				0.79%

Cumulative Net Losses for All Periods				$7,368,672.43
Cumulative Net Losses as a % of Initial Pool Balance				0.48%

Principal Balance of Extensions				$4,512,105.40
Number of Extensions				250

3 of 3